                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5440
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                         MFS INTERMEDIATE INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: October 31
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                    Date of reporting period: January 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MFS INTERMEDIATE INCOME TRUST

1/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
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
BONDS - 91.9%
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AGENCY - OTHER - 0.1%
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Small Business Administration, 7.64%, 2010                                                    $       779,506        $    816,332
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ASSET BACKED & SECURITIZED - 1.2%
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Commercial Mortgage Acceptance Corp., FRN, 1.1263%, 2030 (i)                                  $    69,066,344        $  1,685,467
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Falcon Franchise Loan LLC, FRN, 3.124%, 2023 (n)(i)                                                12,803,719           1,381,265
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JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3643%, 2043                             4,380,726           4,333,295
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Multi-Family Capital Access One, Inc., 6.65%, 2024                                                  2,089,410           2,113,296
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                                                                                                                     $  9,513,323
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EMERGING MARKET QUASI-SOVEREIGN - 0.5%
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Pemex Project Funding Master Trust, 9.375%, 2008                                              $     2,318,000        $  2,457,080
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Petronas Capital Ltd., 7.875%, 2022                                                                 1,158,000           1,402,809
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                                                                                                                     $  3,859,889
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EMERGING MARKET SOVEREIGN - 2.2%
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Arab Republic of Egypt, 8.75%, 2011                                                           $       243,000        $    273,679
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Federative Republic of Brazil, 8%, 2018                                                               183,000             202,307
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Republic of Chile, FRN, 5.76%, 2008                                                                 2,321,000           2,326,803
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Republic of Panama, 9.375%, 2029                                                                    1,486,000           1,939,230
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Republic of South Africa, 9.125%, 2009                                                              1,935,000           2,080,125
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Russian Federation, 3%, 2008                                                                        3,277,000           3,167,876
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State of Israel, 5.125%, 2014                                                                       5,000,000           4,842,815
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United Mexican States, 8.3%, 2031                                                                     279,000             351,540
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United Mexican States, 6.75%, 2034                                                                  2,469,000           2,617,140
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                                                                                                                     $ 17,801,515
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INTERNATIONAL MARKET QUASI-SOVEREIGN - 12.3%
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Canada Housing Trust, 4.6%, 2011                                                            CAD     6,818,000        $  5,889,061
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Development Bank of Japan, 1.4%, 2012                                                       JPY 1,471,000,000          12,253,224
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Development Bank of Japan, 1.6%, 2014                                                       JPY   730,000,000           6,087,256
---------------------------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A, 5.125%, 2011                                                             $     3,780,000           3,766,698
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Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                  JPY 1,523,000,000          12,801,980
---------------------------------------------------------------------------------------------------------------------------------
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                     JPY 2,020,000,000          17,224,110
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KfW Bankengruppe, 3.25%, 2007                                                                 $     4,200,000           4,159,588
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KfW Bankengruppe, 4.625%, 2008                                                                      3,525,000           3,485,908
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KfW Bankengruppe, 5.25%, 2009                                                                       7,470,000           7,481,339
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KfW Bankengruppe, 4.875%, 2009                                                                      2,800,000           2,781,688
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KfW Bankengruppe, 1.35%, 2014                                                               JPY   512,000,000           4,212,454
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Landesbank Baden-Wurttemberg, 5.125%, 2007                                                    $     7,700,000           7,689,559
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Province of Ontario, 5%, 2011                                                                       5,000,000           4,969,055
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Province of Ontario, 4.75%, 2016                                                                    6,000,000           5,819,346
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                                                                                                                     $ 98,621,266
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INTERNATIONAL MARKET SOVEREIGN - 17.6%
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Commonwealth of Australia, 6.5%, 2013                                                       AUD     3,112,000        $  2,472,333
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Commonwealth of Australia, 6%, 2017                                                         AUD     1,533,000           1,193,918
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Federal Republic of Germany, 3.75%, 2015                                                    EUR     3,385,000           4,312,133
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                            CAD     9,332,000           8,182,219
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Government of Canada, 4.5%, 2015                                                            CAD     8,252,000           7,170,919
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Kingdom of Denmark, 4%, 2015                                                                DKK    35,576,000           6,194,329
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Kingdom of Netherlands, 3.75%, 2009                                                         EUR     5,910,000           7,652,763
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Kingdom of Netherlands, 3.75%, 2014                                                         EUR     3,250,000           4,147,568
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Kingdom of Netherlands, 4%, 2016                                                            EUR     9,915,000          12,796,670
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Kingdom of Spain, 5.35%, 2011                                                               EUR     7,994,000          10,984,903
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Republic of Austria, 4.65%, 2018                                                            EUR     5,862,000           7,976,711
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Republic of Finland, 5.375%, 2013                                                           EUR     2,894,000           4,045,059
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Republic of France, 4.75%, 2012                                                             EUR     5,214,000           7,026,738
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Republic of France, 5%, 2016                                                                EUR    12,548,000          17,462,979
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Republic of Ireland, 3.25%, 2009                                                            EUR     1,570,000           2,014,150
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Republic of Ireland, 4.6%, 2016                                                             EUR    14,503,000          19,596,621
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United Kingdom Treasury, 5.75%, 2009                                                        GBP     1,052,000           2,083,527
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United Kingdom Treasury, 5%, 2012                                                           GBP     5,543,000          10,762,061
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United Kingdom Treasury, 8%, 2015                                                           GBP     2,398,000           5,689,645
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                                                                                                                     $141,765,246
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MAJOR BANKS - 0.1%
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SG Capital Trust I, 7.875% to 2010, FRN to 2049                                             EUR       375,000        $    534,926
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MORTGAGE BACKED - 20.6%
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Fannie Mae, 7.056%, 2007                                                                      $     1,150,501        $  1,150,516
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Fannie Mae, 3.92%, 2008                                                                             6,580,000           6,510,175
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Fannie Mae, 6.022%, 2010                                                                            6,800,000           6,972,598
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Fannie Mae, 4.506%, 2011                                                                            7,741,690           7,537,309
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Fannie Mae, 4.845%, 2013                                                                            2,083,978           2,030,303
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Fannie Mae, 4.666%, 2014                                                                            4,586,799           4,430,935
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Fannie Mae, 4.847%, 2014                                                                            4,103,187           4,001,071
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Fannie Mae, 5.412%, 2014                                                                            1,996,302           2,017,190
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Fannie Mae, 4.62%, 2015                                                                               972,103             934,276
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Fannie Mae, 4.925%, 2015                                                                            2,167,290           2,119,707
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Fannie Mae, 4%, 2016                                                                                4,929,739           4,800,193
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Fannie Mae, 5.423%, 2016                                                                            2,477,190           2,499,195
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Fannie Mae, 6%, 2016 - 2034                                                                        14,265,751          14,361,542
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Fannie Mae, 5.5%, 2017 - 2035                                                                      24,062,207          23,809,893
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Fannie Mae, 5%, 2018 - 2019                                                                         6,515,284           6,386,904
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Fannie Mae, 4.5%, 2019                                                                              9,886,597           9,497,607
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Fannie Mae, 6.5%, 2031                                                                              6,671,478           6,826,699
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Freddie Mac, 5.5%, 2017 - 2020                                                                     13,362,644          13,308,909
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Freddie Mac, 6%, 2017 - 2034                                                                        3,015,731           3,051,059
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Freddie Mac, 5%, 2019 - 2025                                                                       38,579,553          38,214,910
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Freddie Mac, 3%, 2021                                                                               2,884,489           2,848,392
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Ginnie Mae, 6%, 2033                                                                                2,549,450           2,576,823
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                                                                                                                     $165,886,206
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SUPRANATIONAL - 0.3%
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Central American Bank, 4.875%, 2012 (n)                                                       $     3,000,000        $  2,881,083
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U.S. GOVERNMENT AGENCIES - 18.3%
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Aid-Egypt, 4.45%, 2015                                                                        $     3,963,000        $  3,774,440
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Fannie Mae, 6.625%, 2007                                                                            5,000,000           5,044,920
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Fannie Mae, 3.375%, 2008                                                                           17,000,000          16,472,320
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Fannie Mae, 6%, 2008                                                                               10,000,000          10,095,460
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Fannie Mae, 4.25%, 2009                                                                             5,000,000           4,910,155
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Farmer Mac, 5.5%, 2011 (n)                                                                          6,070,000           6,142,743
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Freddie Mac, 4.25%, 2009                                                                            7,000,000           6,863,696
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Freddie Mac, 4.125%, 2010                                                                          18,994,000          18,431,018
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Freddie Mac, 6.875%, 2010                                                                           6,337,000           6,709,121
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Freddie Mac, 5.125%, 2012                                                                          27,600,000          27,612,862
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Small Business Administration, 5.34%, 2021                                                          5,891,076           5,919,377
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Small Business Administration, 6.34%, 2021                                                          2,348,180           2,421,059
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Small Business Administration, 6.35%, 2021                                                          3,317,954           3,420,833
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Small Business Administration, 6.44%, 2021                                                          2,172,884           2,244,922
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Small Business Administration, 6.625%, 2021                                                         2,666,083           2,774,162
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Small Business Administration, 4.93%, 2024                                                          2,377,769           2,326,706
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Small Business Administration, 5.36%, 2025                                                          2,646,249           2,641,207
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Small Business Administration, 5.39%, 2025                                                          1,927,493           1,926,737
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U.S. Department of Housing & Urban Development, 5.53%, 2008                                        11,000,000          11,056,463
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U.S. Department of Housing & Urban Development, 7.198%, 2009                                        6,000,000           6,291,984
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                                                                                                                     $147,080,185
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U.S. TREASURY OBLIGATIONS - 18.3%
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U.S. Treasury Bonds, 6.5%, 2010                                                               $     4,500,000        $  4,706,541
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U.S. Treasury Bonds, 10.375%, 2012                                                                 29,100,000          30,266,270
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U.S. Treasury Bonds, 12%, 2013                                                                     30,000,000          33,097,260
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U.S. Treasury Notes, 6.125%, 2007 (f)                                                               5,000,000           5,026,560
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U.S. Treasury Notes, 4.25%, 2013                                                                   10,000,000           9,689,840
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U.S. Treasury Notes, 4.25%, 2013                                                                   39,000,000          37,734,021
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U.S. Treasury Notes, 4.75%, 2014                                                                    3,770,000           3,752,918
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U.S. Treasury Notes, 4.25%, 2014                                                                   24,000,000          23,117,808
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                                                                                                                     $147,391,218
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UTILITIES - ELECTRIC POWER - 0.4%
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HQI Transelec Chile S.A., 7.875%, 2011                                                        $     2,926,000        $  3,091,164
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  TOTAL BONDS                                                                                                        $739,242,353
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SHORT-TERM OBLIGATIONS - 7.2% (y)
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General Electric Capital Corp., 5.27%, due 2/01/07                                            $    25,277,000        $ 25,277,000
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New Center Asset Trust, 5.27%, due 2/01/07                                                         32,131,000          32,131,000
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  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $ 57,408,000
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  TOTAL INVESTMENTS (k)                                                                                              $796,650,353
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OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                                   7,505,025
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  NET ASSETS - 100.0%                                                                                                $804,155,378
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(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of January 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $737,861,091 and 92.62% of market value. An independent pricing service provided an evaluated bid for
    92.44% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,405,091, representing 1.3% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD  Australian Dollar
      CAD  Canadian Dollar
      DKK  Danish Krone
      EUR  Euro
      GBP  British Pound
      JPY  Japanese Yen

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMEDIATE INCOME TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED) 1/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $828,830,111
                                                                ============
Gross unrealized appreciation                                   $  2,180,165
Gross unrealized depreciation                                    (34,359,923)
                                                                ------------
      Net unrealized appreciation (depreciation)                $(32,179,758)
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
    DERIVATIVES
    -----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                             NET UNREALIZED
          CONTRACTS TO                                                                     CONTRACTS          APPRECIATION
        DELIVER/RECEIVE                   SETTLEMENT DATE          IN EXCHANGE FOR         AT VALUE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
SALES
-----
AUD            3,179,971                      2/06/07              $  2,499,978          $  2,465,202          $    34,776
CAD           16,946,906                      2/06/07                14,746,942            14,417,474              329,468
DKK           49,354,629                      2/15/07                 8,751,859             8,630,081              121,778
EUR           98,413,003                      3/26/07               127,815,859           128,538,299             (722,440)
GBP           13,027,900                      2/26/07                24,735,031            25,583,044             (848,013)
JPY        2,955,562,216                      3/16/07                24,641,709            24,626,868               14,841
                                                                   ------------          ------------          -----------
                                                                   $203,191,378          $204,260,968          $(1,069,590)
                                                                   ============          ============          ===========
PURCHASES
---------
CAD            2,398,153                      2/06/07              $  2,045,159          $  2,040,214          $    (4,945)
DKK           11,853,497                      2/15/07                 2,105,417             2,072,686              (32,731)
EUR           15,466,489                  2/28/07-3/26/07            20,289,180            20,182,445             (106,735)
GBP            3,979,812                      2/28/07                 7,750,963             7,815,193               64,230
                                                                   ------------          ------------          -----------
                                                                   $ 32,190,719          $ 32,110,538          $   (80,181)
                                                                   ============          ============          ===========

At January 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $347,999 with Merrill Lynch International.

FUTURES CONTRACTS

                                                                                                        UNREALIZED
                                                                                  EXPIRATION           APPRECIATION
                                         CONTRACTS             VALUE                 DATE             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)             37              $ 3,867,656              Mar-07             $  48,722
U.S. Treasury Note 10 yr (Long)             90                9,607,500              Mar-07              (169,065)
---------------------------------------------------------------------------------------------------------------------
                                                                                                        $(120,343)
                                                                                                        =========

At January 31, 2007, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2007, are as follows:


-----------------------------------
United States                 66.5%
-----------------------------------
Japan                          6.0%
-----------------------------------
Germany                        4.3%
-----------------------------------
Canada                         4.0%
-----------------------------------
France                         3.2%
-----------------------------------
Netherlands                    3.1%
-----------------------------------
Ireland                        2.8%
-----------------------------------
United Kingdom                 2.3%
-----------------------------------
Spain                          1.4%
-----------------------------------
Other Countries                6.4%
-----------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------


* Print name and title of each signing officer under his or her signature.